INCOME TAXES (Tables)	12 Months Ended
Jan. 03, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Current and Deferred Income Tax Expense (Benefit)
The components of current and deferred income tax expense reflected in the Consolidated and Combined Statements of Operations are as follows:

	Fiscal Year
(In thousands)	2020	2019	2018
(Provision for) Benefit from income taxes:
Current tax expense	$(12,644)	$(9,305)	$(5,434)
Deferred tax benefit (expense)	517	(817)	6,484
(Provision for) Benefit from income taxes	$(12,127)	$(10,122)	$1,050

Schedule of Effective Income Tax Rate Reconciliation
The (provision for) benefit from income taxes differs from the amounts obtained by applying the statutory Singapore tax rate of 17% (2019 and 2018: U.S. statutory tax rate of 21%) to income before taxes as shown below:

	Fiscal Year
(In thousands)	2020	2019	2018
Statutory rate	17%	21%	21%
Tax benefit at statutory rate	$21,367	$33,819	$126,459
Foreign tax rate differential	(19,356)	1,116	(21,914)
Foreign income inclusion in the U.S.	—	(4,366)	(48,998)
Change in valuation allowance	(10,431)	(38,627)	(56,553)
Unrecognized tax (expense) benefits	(3,896)	(2,424)	1,187
Other	189	360	869
(Provision for) Benefit from income taxes	$(12,127)	$(10,122)	$1,050

Schedule of Deferred Tax Assets and Liabilities
Long-term deferred tax assets and liabilities are presented in the Consolidated and Combined Balance Sheets as follows:

	As of
(In thousands)	January 3, 2021	December 29, 2019
Deferred tax assets:
Net operating loss carryforward(1)	$19,659	$142,052
Reserves and accruals	7,766	21,272
Fixed assets	40	1,684
Stock-based compensation—stock deductions	—	3,429
Total deferred tax assets	27,465	168,437
Valuation allowance(1)	(16,795)	(152,654)
Total deferred tax assets, net of valuation allowance	10,670	15,783
Deferred tax liabilities:
Intangible assets and accruals	(1,050)	(7,193)
Total deferred tax liabilities	(1,050)	(7,193)
Net deferred tax assets	$9,620	$8,590
(1)The federal and California state net operating losses from fiscal year 2019 will not be available to be carried forward because the U.S. corporation that generated them is no longer part of the Maxeon group and a valuation allowance was recorded in fiscal year 2019.
Summary of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits during fiscal years 2020 and 2019 is as follows:

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019
Balance at beginning of period	$33,502	$32,119
Additions for tax positions related to the current year	10,839	2,380
Reductions for tax positions from prior years/statute of limitations expirations	(5,301)	(388)
Foreign exchange loss (gain)	466	(609)
Balance at end of the period	$39,506	$33,502

Summary of Income Tax Examinations and Jurisdictions	The following table summarizes our major tax jurisdictions and the tax years that remain subject to examination by these jurisdictions as of January 3, 2021:

Tax Jurisdictions	Tax Years
Switzerland	2015 and onward
Philippines	2010 and onward
Malaysia	2013 and onward
France	2017 and onward
Italy	2016 and onward